(Loss)/ Earnings Per Common Share	6 Months Ended
Jun. 30, 2020
(LOSS)/ EARNINGS PER COMMON SHARE [Abstract]
(LOSS)/ EARNINGS PER COMMON SHARE

NOTE 13: (LOSS)/ EARNINGS PER COMMON SHARE

(Loss)/Earnings per share is calculated by dividing net loss attributable to Navios Holdings common stockholders by the weighted average number of shares of Navios Holdings outstanding during the periods presented. Net (loss)/income attributable to Navios Holdings common stockholders is calculated by adding to (if a discount) or deducting from (if a premium) net (loss)/ income attributable to Navios Holdings common stockholders the difference between the fair value of the consideration paid upon redemption and the carrying value of the preferred stock, including the unamortized issuance costs of the preferred stock, and the amount of any undeclared dividend cancelled.

For the three month period ended June 30, 2020, 566,525 potential common shares and 0 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

For the three month period ended June 30, 2019, 861,158 potential common shares and 349,900 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

For the six month period ended June 30, 2020, 583,126 potential common shares and 3,115 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

For the six month period ended June 30, 2019, 834,394 potential common shares and 349,900 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

	Three Month Period Ended June 30, 2020	Three Month Period Ended June 30, 2019	Six Month Period Ended June 30, 2020	Six Month Period Ended June 30, 2019
Numerator:
Net loss attributable to Navios Holdings common stockholders	$(35,271)	$(36,431)	$(88,546)	$(41,735)
Less:
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(1,284)	(1,957)	(2,578)	(4,506)
Plus:
Tender Offer – Redemption of preferred stock Series G and Series H including $7,714 and $15,392 of undeclared preferred dividend cancelled for three and six month periods ended June 30, 2019, respectively	—	20,241	—	44,284
Gain from eliminated dividends (preferred stock) due to conversion	—	—	166	—
Loss available to Navios Holdings common stockholders, basic and diluted	$(36,555)	$(18,147)	$(90,958)	$(1,957)
Denominator:
Denominator for basic and diluted loss per share attributable to Navios Holdings common stockholders — weighted average shares	12,901,880	12,219,750	12,882,235	12,219,817
Basic and diluted loss per share attributable to Navios Holdings common stockholders	$(2.83)	$(1.49)	$(7.06)	$(0.16)